S000047503 [Member] Investment Strategy - iShares MSCI Intl Momentum Factor ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the MSCI World ex USA Momentum Index (the “Underlying Index”), which consists of stocks exhibiting relatively higher momentum characteristics than the traditional market capitalization-weighted parent index, the MSCI World ex USA Index (the “Parent Index”), as determined by MSCI Inc. (the “Index Provider” or “MSCI”). The Parent Index includes equity securities in approximately the top 85% of equity market capitalization in developed market countries, as defined by the Index Provider, excluding the U.S. The Underlying Index is designed to reflect the performance of an equity momentum strategy that emphasizes stocks with high price momentum, while maintaining reasonably high trading liquidity, investment capacity and moderate index turnover.
 A risk-adjusted price momentum score, defined by MSCI as the excess return over the risk-free rate divided by the annualized standard deviation of weekly returns over the past three years, is calculated for each security in the Parent Index over 6- and 12-month time periods. The 6- and 12-month risk-adjusted price momentum calculations are then standardized at +/- 3 standard deviations and translated into an average momentum score.
The Underlying Index is reconstituted and rebalanced quarterly. At each reconstitution, MSCI uses an algorithm to determine the number of components in the Underlying Index based on the number of constituents in the Parent Index, momentum score and market capitalization coverage. The weight of each Underlying Index constituent is initially determined by multiplying the security's momentum score by its market capitalization weight in the Parent Index, subject to a 5% cap on each issuer. A 50% turnover buffer is then applied to each constituent security that has a change in weight based on the previous reconstitution steps. With this buffer, each relevant security receives only half of its designated weight change. The buffer is not applied to deletions. After the buffer is applied, the constituents' weights are normalized to 100%, subject to a 5% cap on each issuer.
As of July 31, 2025, the Underlying Index consisted of securities from 301 companies in the following 21 countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). The Underlying Index includes large- and mid-capitalization companies and may change over time. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.